UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA                                                   92067

     (Address of principal executive offices)                                (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Large Cap Value Fund

		Schedule of Investments
		December 31, 2007 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS

Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,000	HJ Heinz Co.		$ 93,360	2.53%

Cigarettes
1,600	Reynolds American Inc. *		105,536	2.86%

Construction Machinery & Equipment
2,000	Caterpillar, Inc. *		145,120	3.93%

Crude Petroleum & Natural Gas
2,000	Apache Corp. *		215,080
2,400	Chesapeake Energy Corp. *		94,080
1,800	EnCana Corp. * **		122,328
			431,488	11.68%

Drilling Oil & Gas Wells
951	Transocean Inc. *		136,136	3.69%

Electric & Other Services
1,600	Exelon Corp.		130,624	3.54%

Electric Services
2,000	American Electric Power Co. Inc. *		93,120
1,800	Constellation Energy Group, Inc. *		184,554
1,500	Entergy Corp.		179,280
2,000	Southern Co. *		77,500
			534,454	14.47%

Electronic & Other Electrical
2,400	General Electric Co.		88,968	2.41%

Fire, Marine & Casualty Insurance
2,000	The Chubb Corporation *		109,160	2.96%

Food and Kindred Products
968	Kraft Foods Inc.		31,586	0.86%

Insurance Agents, Brokers & Service
1,000	Hartford Financial Services Group Inc.		87,190	2.36%

Metal Mining
1,000	Southern Copper Corp. *		105,130	2.85%

Motor Vehicle Parts & Accessories
2,000	Honeywell International Inc.		123,140	3.33%

Petroleum Refining
1,800	Chevron Corp. *		167,994
1,500	Exxon Mobil Corp. *		140,535
2,000	Marathon Oil Corp.		121,720
1,800	Valero Energy Corp. *		126,054
			556,303	15.05%

Pharmaceutical Preparations
2,600	Wyeth *		114,894	3.11%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.		70,544	1.91%

Radiotelephone Communications
2,400	Norfolk Southern Corp. *		121,056	3.28%

Tobacco Products
1,400	Altria Group Inc.		105,812	2.87%

Total for Common Stocks (Cost $2,933,357)			3,090,500	83.69%

Cash Equivalents
682,835	AIM Liquid Assets Rate 5.27% ***		682,835	18.49%
Total for Cash Equivalents (Cost $682,835)

	Total Investments		3,773,335	102.18%
	(Identified Cost $3,616,192)

	Liabilities In Excess of Other Assets		(80,397)	-2.18%

	Net Assets		$ 3,692,939	100.00%

Neiman Large Cap Value Fund

		Schedule of Written Options
		December 31, 2007 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

American Electric Power Co. Inc.
January 2008 Calls @ 50.00		1,000	$ 50

Apache Corp.
January 2008 Calls @ 90.00		1,000	17,730
January 2008 Calls @ 105.00		1,000	4,700
			22,430

Caterpillar, Inc.
February 2008 Calls @ 80.00		1,000	670

Chesapeake Energy Corp.
January 2008 Calls @ 37.50		1,200	2,520
January 2008 Calls @ 40.00		1,200	660
			3,180

Chevron Corp.
January 2008 Calls @ 100.00		900	180
March 2008 Calls @ 105.00		900	720
			900

The Chubb Corporation
January 2008 Calls @ 55.00		2,000	2,000

Constellation Energy Group, Inc.
January 2008 Calls @ 95.00		900	7,020
April 2008 Calls @ 100.00		900	8,190
			15,210

duPont (E.I) deNemours & Co.
January 2008 Calls @ 55.00		1,600	80

EnCana Corp.
January 2008 Calls @ 70.00		800	800
January 2008 Calls @ 75.00		1,000	150
			950

Entergy Corp.
March 2008 Calls @ 125.00		1,500	3,300

Excelon Corp.
April 2008 Calls @ 85.00		800	3,120

Exxon Mobil Corp.
April 2008 Calls @ 90.00		1,000	7,940

Genreal Electric C0.
March 2008 Calls @ 40.00		1,200	540

Hartford Financial Services
March 2008 Calls @ 100.00		1,000	1,200

Honeywell International, Inc.
March 2008 Calls @60.00		1,000	3,900

Heinz HJ Co.
March 2008 Calls @ 50.00		2,000	1,300

Marathon Oil Corp.
January 2008 Calls @ 60.00		1,000	2,300

Norfolk Southern Corp.
January 2008 Calls @ 55.00		1,200	192
March 2008 Calls @ 60.00		1,200	480
			672

Reynolds American Inc.
May 2008 2008 Calls @ 70.00		1,000	2,250

Southern Co.
January 2008 Calls @ 35.00		1,000	4,030

Southern Copper Corp.
January 2008 Calls @ 120.00		1,000	550

Transocean Inc.
January 2008 Calls @ 85.00		475	2,902
April 2008 Calls @ 90.00		475	2,854
			5,756

Valero Energy Corp.
January 2008 Calls @ 75.00		900	225
January 2008 Calls @ 80.00		900	45
			270

Wyeth
January 2008 Calls @ 50.00		1,300	65
April 2008 Calls @ 50.00		1,300	1,066
			1,131

Total (Premiums Received $101,252)			$ 83,729	2.27%

* Non-Income producing securities
** ADR - American Depository Receipt
*** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2007.

NOTES TO FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2007 was $3,616,192, and premiums received from options written was $101,252.

At December 31, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

        $256,634

       ($81,968)                                   $174,666

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:          2/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:          2/27/2008

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                   2/26/08